HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Accounts receivables and other	$ 12,656	$ 11,973
Investment properties	58,437	56,870
Property, plant and equipment	55,698	53,005
Deferred income tax assets	2,148	1,464
Assets classified as held for sale	2,443	1,605
Liabilities
Accounts payable and other	18,330	17,965
Property-specific borrowings	70,638	63,721
Subsidiary borrowings	8,107	9,009
Deferred income tax liabilities	11,103	11,409
Liabilities associated with assets classified as held for sale	1,502	1,424
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	49
Accounts receivables and other	94
Investment properties	1,513
Property, plant and equipment	688
Other long-term assets	91
Deferred income tax assets	8
Liabilities
Accounts payable and other	73
Property-specific borrowings	919
Subsidiary borrowings	387
Deferred income tax liabilities	123
Real Estate
Assets
Property, plant and equipment	7,082	5,779
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	11
Accounts receivables and other	17
Investment properties	1,513
Property, plant and equipment	0
Other long-term assets	6
Deferred income tax assets	0
Assets classified as held for sale	1,547
Liabilities
Accounts payable and other	17
Property-specific borrowings	907
Subsidiary borrowings	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	924
Renewable Power
Assets
Property, plant and equipment	34,809	$ 33,590
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	38
Accounts receivables and other	16
Investment properties	0
Property, plant and equipment	652
Other long-term assets	85
Deferred income tax assets	8
Assets classified as held for sale	799
Liabilities
Accounts payable and other	41
Property-specific borrowings	12
Subsidiary borrowings	387
Deferred income tax liabilities	123
Liabilities associated with assets classified as held for sale	563
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivables and other	61
Investment properties	0
Property, plant and equipment	36
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	97
Liabilities
Accounts payable and other	15
Property-specific borrowings	0
Subsidiary borrowings	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 15